Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income	$ 1,983	$ 5,975	$ 8,105
Items that will not be reclassified to income statement
Translation adjustments of the Parent Company	4,306	(9,172)	2,966
Retirement benefit obligations	18	102	(68)
Adjustments to fair value in equity interests measured at fair value through other comprehensive income			13
Total items that will not be reclassified to the income statement, net of tax	4,324	(9,070)	2,911
Items that may be reclassified to income statement
Translation adjustments of foreign operations	(887)	2,237	(522)
Hedge of net investment in foreign operation	273	(500)	139
Cash flow hedge			(19)
Reclassification of cumulative translation adjustment to income statement (i)	10	(1,115)
Total items that may be reclassified to the income statement, net of tax	(604)	622	(402)
Comprehensive income (loss)	5,703	(2,473)	10,614
Comprehensive income (loss) attributable to noncontrolling interests	(278)	(284)	125
Comprehensive income (loss) attributable to Vale S.A.'s shareholders	$ 5,981	$ (2,189)	$ 10,489